Disclosure of detailed information about foreign currency risk (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Appreciation of the USD against the currency [Member]
Statement [Line Items]
Confidence interval	10.00%
Appreciation of the USD against the currency [Member] | Canadian dollars per US dollar [Member]
Statement [Line Items]
Value at risk	$ (120)
Appreciation of the USD against the currency [Member] | Mexican pesos per US dollar [Member]
Statement [Line Items]
Value at risk	721
Appreciation of the USD against the currency [Member] | Peruvian soles per US dollar [Member]
Statement [Line Items]
Value at risk	$ 73
Depreciation of the USD against the currency [Member]
Statement [Line Items]
Confidence interval	10.00%
Depreciation of the USD against the currency [Member] | Canadian dollars per US dollar [Member]
Statement [Line Items]
Value at risk	$ 62
Depreciation of the USD against the currency [Member] | Mexican pesos per US dollar [Member]
Statement [Line Items]
Value at risk	(794)
Depreciation of the USD against the currency [Member] | Peruvian soles per US dollar [Member]
Statement [Line Items]
Value at risk	$ (73)